Employee Benefit Plans (One-Percentage Point Change for all Postretirement Plans) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Effect on total of service and interest cost components, 1 percentage point increase	$ 0.0
Effect on total of service and interest cost components, 1 percentage point decrease	0.0
Effect on postretirement benefit obligation, 1 percentage point increase	0.1
Effect on postretirement benefit obligation, 1 percentage point decrease	$ (0.1)